SUMMARY OF NOTES PAYABLE (Details) - USD ($)					12 Months Ended
	May 12, 2020	Feb. 28, 2020	Dec. 11, 2019	Jan. 06, 2019	Apr. 30, 2021	Oct. 31, 2021	Jul. 03, 2020	Apr. 30, 2020	Jan. 06, 2020	Dec. 03, 2019	Oct. 01, 2019
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						9.50%
Notes Payable, Related Parties, Current					$ 6,143,223			$ 2,100,000
Notes Payable					$ 6,220,000
Loan Agreement [Member] | Former Shareholder [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date		Feb. 28, 2021	Jul. 15, 2020	Jan. 08, 2021
Debt instrument extended maturity date	Sep. 01, 2021	Sep. 01, 2021	Sep. 01, 2021	Sep. 01, 2021
Debt Instrument, Interest Rate, Stated Percentage		24.00%	24.00%				24.00%		24.00%	12.00%	12.00%
Notes Payable, Related Parties, Current	$ 1,000,000	$ 200,000	$ 700,000				$ 500,000		$ 200,000	$ 500,000	$ 500,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable One [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date					Jun. 01, 2019
Debt instrument extended maturity date					Jun. 01, 2021
Debt Instrument, Interest Rate, Stated Percentage					9.50%
Notes Payable, Related Parties, Current					$ 1,700,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date					Jun. 30, 2020
Debt instrument extended maturity date					Jun. 30, 2021
Debt Instrument, Interest Rate, Stated Percentage					9.50%
Notes Payable, Related Parties, Current					$ 120,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Three [Member]
Short-term Debt [Line Items]
Debt instrument extended maturity date					Sep. 01, 2021
Debt Instrument, Interest Rate, Stated Percentage					9.50%
Notes Payable, Related Parties, Current					$ 3,850,000
Debt Instrument, Maturity Date, Description					8 notes from 10/2019 – 8/2020
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Four [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date					Sep. 15, 2020
Debt instrument extended maturity date					Sep. 15, 2021
Debt Instrument, Interest Rate, Stated Percentage					9.50%
Notes Payable, Related Parties, Current					$ 250,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Five [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date					Nov. 24, 2020
Debt instrument extended maturity date					Nov. 24, 2021
Debt Instrument, Interest Rate, Stated Percentage					9.50%
Notes Payable, Related Parties, Current					$ 300,000